Business combinations	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Business combinations	Business combinations
There were no business combinations in the year ended December 31, 2025.
KCR S.A. Group Acquisition
On August 19, 2024, the Company acquired the KCR S.A. Group (“KCR”), a CRO offering full service and functional services provision clinical trial services, in exchange for consideration of $92.5 million. The acquisition of KCR has been accounted for as a business combination in accordance with ASC 805, Business Combinations (“ASC 805”).
The net cash outflow in 2024 was $76.4 million comprising cash payments of $88.1 million, net of cash acquired of $11.7 million. The fair value of contingent consideration was initially measured at the date of acquisition at $4.3 million and subsequently remeasured at $1.1 million. Deferred consideration of $1.3 million was paid during the year ended December 31, 2025.
The purchase price allocation resulted in the recognition of goodwill of $43.4 million and intangible assets of $45.1 million. In finalizing the goodwill on acquisition of KCR in the twelve month period from acquisition, fair value adjustments were made which resulted in an increase to Goodwill of $5.1 million during the year ended December 31, 2025 . Goodwill arising in connection with the acquisition is primarily attributable to the assembled workforce of KCR and the expected synergies of the acquisition. The goodwill recognized is not deductible for income tax purposes.

HumanFirst Inc.

On January 9, 2024, the Company acquired HumanFirst Inc. (“HumanFirst”), a life sciences technology company in exchange for consideration of $13.3 million. The acquisition of HumanFirst has been accounted for as a business combination in accordance with ASC 805.

The net cash outflow in 2024 was $7.8 million comprising initial cash payments of $11.8 million, net of cash acquired of $4.0 million. Deferred consideration of $1.2 million was paid during the year-ended December 31, 2025.

The final purchase price allocation resulted in the recognition of goodwill of $2.7 million and a developed technology intangible asset of $9.9 million. Goodwill arising in connection with the acquisition is primarily attributable to the assembled workforce of HumanFirst. The goodwill recognized is not deductible for income tax purposes.
BioTel Research LLC Acquisition
On October 2, 2023, the Company acquired the entire outstanding equity interests of BioTel Research LLC (“BioTel”), a leading provider of medical imaging and cardiac safety monitoring services, from BioTelemetry Inc..
The net cash outflow in 2023 was $66.7 million comprising the initial cash payment of $68.1 million net of cash acquired of $1.4 million. The final purchase price allocation resulted in the recognition of intangible assets of $36.4 million and goodwill of $23.4 million. Goodwill arising in connection with the acquisition is primarily attributable to the assembled workforce of BioTel and the expected synergies of the acquisition. The goodwill recognized is deductible for income tax purposes.
Oncacare Limited Acquisition
On April 20, 2023, the Company completed the purchase of the majority investor's 51% majority voting share capital of Oncacare Limited (“Oncacare”) for $5.1 million, such that Oncacare and its subsidiaries became wholly-owned subsidiaries of the ICON Group. The Oncacare acquisition resulted in goodwill of $13.4 million and also gave rise to an acquisition-related gain of $6.2 million.
PRA Health Sciences, Inc. Acquisition
On July 1, 2021 (the “Merger Date”), the Company completed the acquisition of PRA by means of a merger whereby Indigo Merger Sub, Inc., a Delaware corporation and subsidiary of ICON, merged with and into PRA Health Sciences, Inc., the parent of PRA Health Sciences (the “Acquisition” and the “Merger”). The Merger was accounted for as a business combination using the acquisition method of accounting in accordance with ASC 805.
In the years ended December 31, 2025, December 31, 2024 and December 31, 2023, the Company incurred approximately $6.0 million, $23.5 million and $16.4 million of Merger-related financing fees which are included in the “Interest expense” line item in the Consolidated Statements of Operations.
Transaction and integration related costs
In the years ended December 31, 2025, December 31, 2024, and December 31, 2023, the Company incurred net merger, transaction, integration related expenses of $25.3 million, $29.6 million and $44.2 million which were accounted for separately from the business combination and expensed as incurred within the “Transaction and integration related” line item of the Consolidated Statements of Operations. The costs consist of investment banking fees, advisory costs, professional fees, legal costs, retention agreements with employees, ongoing business combination and integration activities offset by the remeasurement of liability-classified contingent consideration.